GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 81.7%
Energy and Energy Services  — 31.2%
40,100 APA Corp.(a) .................... $ 1,446,006
169,000 Baker Hughes Co. ................. 4,877,340
240,000 BP plc, ADR(a) ................... 9,105,600
151,548 Chevron Corp.(a) ................. 24,726,572
100,000 ConocoPhillips(a) ................. 9,921,000
131,100 Coterra Energy Inc.(a) .............. 3,217,194
114,000 Devon Energy Corp. ............... 5,769,540
32,500 Diamondback Energy Inc. ........... 4,393,025
339,000 Eni SpA ........................ 4,744,833
81,000 EOG Resources Inc.(a) ............. 9,285,030
345,000 Exxon Mobil Corp.(a) .............. 37,832,700
150,000 Halliburton Co.(a) ................. 4,746,000
26,500 Hess Corp. ...................... 3,507,010
320,008 Kinder Morgan Inc.(a) .............. 5,603,340
168,000 Marathon Oil Corp. ................ 4,025,280
81,094 Marathon Petroleum Corp.(a) ......... 10,933,904
74,780 Occidental Petroleum Corp.(a) ........ 4,668,515
74,500 ONEOK Inc. ..................... 4,733,730
66,000 Phillips 66(a) .................... 6,691,080
44,400 Pioneer Natural Resources Co.(a) ...... 9,068,256
218,000 Schlumberger NV(a) ............... 10,703,800
281,500 Shell plc, ADR(a) ................. 16,197,510
144,500 Suncor Energy Inc.(a) .............. 4,486,725
183,500 The Williams Companies Inc.(a) ....... 5,479,310
190,300 TotalEnergies SE, ADR(a) ............ 11,237,215
59,500 Valero Energy Corp.(a) ............. 8,306,200
225,706,715
Metals and Mining  — 50.5%
313,392 Agnico Eagle Mines Ltd.(a) .......... 15,973,590
1,155,000 Alamos Gold Inc., Cl. A(a) ........... 14,125,650
582,500 Artemis Gold Inc.† ................ 1,930,892
2,537,000 B2Gold Corp.(a) .................. 9,995,780
1,138,519 Barrick Gold Corp.(a) .............. 21,142,298
320,100 BHP Group Ltd., ADR(a) ............ 20,297,541
3,286,500 De Grey Mining Ltd.† .............. 3,405,134
425,000 Dundee Precious Metals Inc. ......... 3,100,629
824,000 Eldorado Gold Corp.†(a) ............ 8,536,640
813,241 Endeavour Mining plc .............. 19,598,416
2,749,000 Evolution Mining Ltd. .............. 5,733,215
197,400 Franco-Nevada Corp.(a) ............. 28,780,920
523,300 Freeport-McMoRan Inc.(a) ........... 21,408,203
327,659 Fresnillo plc ..................... 3,015,333
110,000 Gold Fields Ltd., ADR .............. 1,465,200
1,360,500 K92 Mining Inc.† ................. 7,731,143
310,000 Karora Resources Inc.† ............. 1,041,362
2,236,000 Kinross Gold Corp. ................ 10,531,560
420,000 Lundin Gold Inc. .................. 4,903,885
207,500 MAG Silver Corp.† ................ 2,629,025
657,518 Newcrest Mining Ltd. .............. 11,801,056
Shares
Market
Value
548,100 Newmont Corp.(a) ................ $ 26,867,862
2,771,626 Northern Star Resources Ltd. ......... 22,806,656
699,900 Osisko Gold Royalties Ltd. ........... 11,072,418
1,399,900 Osisko Mining Inc.† ............... 4,453,992
1,969,700 Perseus Mining Ltd. ............... 3,133,617
300,000 Rio Tinto plc, ADR(a) .............. 20,580,000
47,500 Royal Gold Inc. ................... 6,161,225
924,032 SSR Mining Inc. .................. 13,971,364
835,100 Victoria Gold Corp.† ............... 5,536,438
742,900 Wesdome Gold Mines Ltd.† .......... 4,254,566
1,244,716 Westgold Resources Ltd.† ........... 1,089,960
521,950 Wheaton Precious Metals Corp.(a) ..... 25,137,112
542,500 Yamana Gold Inc. ................. 3,173,625
365,386,307
TOTAL COMMON STOCKS ......... 591,093,022
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.2%
Metals and Mining  — 0.2%
$ 1,300,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 1,300,650
CORPORATE BONDS  — 0.9%
Metals and Mining  — 0.9%
2,000,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 2,022,410
2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. 1,547,430
1,500,000 New Gold Inc.,
7.500%, 07/15/27(b) ............. 1,445,235
1,500,000 Northern Star Resources Ltd.,
6.125%, 04/11/33 ............... 1,488,536
6,503,611
TOTAL CORPORATE BONDS ........ 6,503,611
U.S. GOVERNMENT OBLIGATIONS  — 17.2%
125,275,000 U.S. Treasury Bills,
4.342% to 4.961%††, 04/20/23 to
08/17/23 ...................... 124,452,780
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $792,492,741) ............. $ 723,350,063

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
(a) Securities, or a portion thereof, with a value of $251,763,704 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 78.5% $ 567,650,240
Europe .............................. 11.3 81,463,574
Asia/Pacific ......................... 9.6 69,755,716
Latin America ....................... 0.4 3,015,333
South Africa ......................... 0.2 1,465,200
Total Investments — Long Positions 100.0% $ 723,350,063
Short Positions
North America ...................... (3.9) % $ (27,993,971)
Europe .............................. (0.1) (1,092,003)
Total Investments — Short Positions (4.0)% $ (29,085,974)
* Total investments exclude options written.
As of March 31, 2023, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (3.2)%
Agnico Eagle Mines Ltd. Pershing LLC 767 USD 3,909,399 USD 54.00 04/21/23 $ 52,887
Agnico Eagle Mines Ltd. Pershing LLC 767 USD 3,909,399 USD 64.00 05/19/23 23,166
Agnico Eagle Mines Ltd. Pershing LLC 780 USD 3,975,660 USD 63.00 06/29/23 56,162
Agnico Eagle Mines Ltd. Pershing LLC 820 USD 4,179,540 USD 63.50 08/18/23 108,510
Alamos Gold Inc., Cl. A Pershing LLC 3,000 USD 3,669,000 USD 10.00 06/16/23 746,370
Alamos Gold Inc., Cl. A Pershing LLC 4,250 USD 5,197,750 USD 11.00 08/18/23 855,673
APA Corp. Pershing LLC 150 USD 540,900 USD 50.00 05/19/23 1,519
B2Gold Corp. Pershing LLC 8,500 USD 3,349,000 USD 5.00 05/19/23 50,263
B2Gold Corp. Pershing LLC 8,500 USD 3,349,000 USD 4.50 07/21/23 198,812
B2Gold Corp. Pershing LLC 8,370 USD 3,297,780 USD 5.00 10/20/23 251,280
Baker Hughes Co. Pershing LLC 560 USD 1,616,160 USD 37.00 04/21/23 770
Baker Hughes Co. Pershing LLC 550 USD 1,587,300 USD 34.00 06/16/23 22,313
Baker Hughes Co. Pershing LLC 580 USD 1,673,880 USD 35.00 08/18/23 43,106
Barrick Gold Corp. Pershing LLC 3,482 USD 6,466,074 USD 18.00 06/16/23 531,502
Barrick Gold Corp. Pershing LLC 1,147 USD 2,129,979 USD 21.00 07/21/23 78,507
Barrick Gold Corp. Pershing LLC 1,450 USD 2,692,650 USD 19.00 08/18/23 221,840
Barrick Gold Corp. Pershing LLC 2,086 USD 3,873,702 USD 22.00 08/18/23 133,364
Barrick Gold Corp. Pershing LLC 3,220 USD 5,979,540 USD 24.00 09/15/23 148,348
BHP Group Ltd., ADR Pershing LLC 1,200 USD 7,609,200 USD 65.00 05/19/23 261,246
BHP Group Ltd., ADR Pershing LLC 1,000 USD 6,341,000 USD 72.50 07/21/23 126,754
BHP Group Ltd., ADR Pershing LLC 1,000 USD 6,341,000 USD 65.00 09/15/23 399,333
BP plc, ADR Pershing LLC 800 USD 3,035,200 USD 35.00 04/21/23 257,151
BP plc, ADR Pershing LLC 800 USD 3,035,200 USD 36.00 07/21/23 284,122
BP plc, ADR Pershing LLC 800 USD 3,035,200 USD 38.00 10/20/23 256,283
Chevron Corp. Pershing LLC 470 USD 7,668,520 USD 180.00 06/16/23 87,597
Chevron Corp. Pershing LLC 515 USD 8,402,740 USD 180.00 08/18/23 209,813
Chevron Corp. Pershing LLC 530 USD 8,647,480 USD 180.00 10/20/23 347,704
ConocoPhillips Pershing LLC 340 USD 3,373,140 USD 120.00 05/19/23 11,110
Coterra Energy Inc. Pershing LLC 437 USD 1,072,398 USD 30.00 04/21/23 272
Coterra Energy Inc. Pershing LLC 414 USD 1,015,956 USD 31.00 07/21/23 13,235
Coterra Energy Inc. Pershing LLC 460 USD 1,128,840 USD 29.00 10/20/23 55,986
Devon Energy Corp. Pershing LLC 570 USD 2,884,770 USD 70.00 04/21/23 285

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Devon Energy Corp. Pershing LLC 570 USD 2,884,770 USD 65.00 06/16/23 $ 18,896
Diamondback Energy Inc. Pershing LLC 95 USD 1,284,115 USD 155.35 06/16/23 20,179
Diamondback Energy Inc. Pershing LLC 85 USD 1,148,945 USD 147.85 09/15/23 66,971
Diamondback Energy Inc. Pershing LLC 85 USD 1,148,945 USD 150.00 11/17/23 76,847
Eldorado Gold Corp. Pershing LLC 2,725 USD 2,823,100 USD 11.00 09/15/23 342,925
Eni SpA Morgan Stanley 300 EUR 1,935,900 EUR 14.00 05/19/23 16,785
Eni SpA Morgan Stanley 200 EUR 1,290,600 EUR 15.00 07/21/23 9,124
EOG Resources Inc. Pershing LLC 250 USD 2,865,750 USD 127.50 04/21/23 8,033
EOG Resources Inc. Pershing LLC 275 USD 3,152,325 USD 139.00 07/21/23 49,313
EOG Resources Inc. Pershing LLC 285 USD 3,266,955 USD 139.00 09/15/23 97,848
Exxon Mobil Corp. Pershing LLC 1,150 USD 12,610,900 USD 105.00 04/21/23 680,725
Exxon Mobil Corp. Pershing LLC 1,150 USD 12,610,900 USD 107.00 06/16/23 823,309
Exxon Mobil Corp. Pershing LLC 1,150 USD 12,610,900 USD 110.00 08/18/23 849,494
Franco-Nevada Corp. Pershing LLC 733 USD 10,687,140 USD 152.50 04/21/23 145,710
Freeport-McMoRan Inc. Pershing LLC 1,600 USD 6,545,600 USD 45.00 05/19/23 168,132
Freeport-McMoRan Inc. Pershing LLC 1,600 USD 6,545,600 USD 43.00 07/21/23 489,415
Freeport-McMoRan Inc. Pershing LLC 2,000 USD 8,182,000 USD 45.00 08/18/23 564,740
Gold Fields Ltd., ADR Pershing LLC 1,100 USD 1,465,200 USD 15.00 10/20/23 140,884
Halliburton Co. Pershing LLC 430 USD 1,360,520 USD 35.00 04/21/23 10,379
Halliburton Co. Pershing LLC 520 USD 1,645,280 USD 35.00 06/16/23 63,960
Halliburton Co. Pershing LLC 550 USD 1,740,200 USD 43.00 07/21/23 18,563
Hess Corp. Pershing LLC 105 USD 1,389,570 USD 140.00 05/19/23 46,655
Hess Corp. Pershing LLC 80 USD 1,058,720 USD 155.00 07/21/23 31,930
Hess Corp. Pershing LLC 80 USD 1,058,720 USD 155.00 09/15/23 51,060
Kinder Morgan Inc. Pershing LLC 1,040 USD 1,821,040 USD 20.00 05/19/23 1,680
Kinder Morgan Inc. Pershing LLC 1,120 USD 1,961,120 USD 20.00 07/21/23 12,817
Kinder Morgan Inc. Pershing LLC 1,000 USD 1,751,000 USD 19.00 08/18/23 27,390
Kinross Gold Corp. Pershing LLC 5,235 USD 2,465,685 USD 4.50 05/19/23 230,031
Kinross Gold Corp. Pershing LLC 3,300 USD 1,554,300 USD 5.50 08/18/23 98,041
Kinross Gold Corp. Pershing LLC 6,375 USD 3,002,625 USD 6.00 11/17/23 224,928
Kinross Gold Corp. Pershing LLC 7,450 USD 3,508,950 USD 5.00 01/19/24 503,791
Marathon Oil Corp. Pershing LLC 840 USD 2,012,640 USD 27.50 07/21/23 84,146
Marathon Petroleum Corp. Pershing LLC 270 USD 3,640,410 USD 112.00 04/21/23 629,142
Marathon Petroleum Corp. Pershing LLC 270 USD 3,640,410 USD 110.00 06/16/23 722,181
Marathon Petroleum Corp. Pershing LLC 270 USD 3,640,410 USD 125.00 08/18/23 472,436
Newmont Corp. Pershing LLC 1,800 USD 8,823,600 USD 52.50 04/21/23 91,862
Newmont Corp. Pershing LLC 1,620 USD 7,941,240 USD 65.00 06/16/23 40,805
Newmont Corp. Pershing LLC 2,061 USD 10,103,022 USD 55.00 09/15/23 507,993
ONEOK Inc. Pershing LLC 235 USD 1,493,190 USD 69.00 04/21/23 3,633
ONEOK Inc. Pershing LLC 255 USD 1,620,270 USD 67.50 06/16/23 37,031
ONEOK Inc. Pershing LLC 255 USD 1,620,270 USD 67.50 08/18/23 57,780
Osisko Gold Royalties Ltd. Pershing LLC 2,000 USD 3,164,000 USD 13.50 04/21/23 477,586
Osisko Gold Royalties Ltd. Pershing LLC 829 USD 1,311,478 USD 14.50 07/21/23 181,876
Osisko Gold Royalties Ltd. Pershing LLC 2,270 USD 3,591,140 USD 14.00 09/15/23 642,843
Phillips 66 Pershing LLC 245 USD 2,483,810 USD 105.00 05/19/23 74,327
Phillips 66 Pershing LLC 265 USD 2,686,570 USD 115.00 07/21/23 68,598
Phillips 66 Pershing LLC 150 USD 1,520,700 USD 105.00 09/15/23 111,980
Pioneer Natural Resources Co. Pershing LLC 135 USD 2,757,240 USD 235.00 05/19/23 21,245
Pioneer Natural Resources Co. Pershing LLC 174 USD 3,553,776 USD 260.00 06/16/23 12,255
Rio Tinto plc, ADR Pershing LLC 500 USD 3,430,000 USD 62.50 04/21/23 329,076
Rio Tinto plc, ADR Pershing LLC 500 USD 3,430,000 USD 80.00 04/21/23 2,696
Rio Tinto plc, ADR Pershing LLC 500 USD 3,430,000 USD 75.00 06/16/23 75,828

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Rio Tinto plc, ADR Pershing LLC 500 USD 3,430,000 USD 80.00 06/16/23 $ 30,079
Rio Tinto plc, ADR Pershing LLC 1,000 USD 6,860,000 USD 80.00 07/21/23 112,200
Royal Gold Inc. Pershing LLC 215 USD 2,788,765 USD 130.00 07/21/23 204,854
Royal Gold Inc. Pershing LLC 260 USD 3,372,460 USD 132.00 09/15/23 295,492
Schlumberger NV Pershing LLC 720 USD 3,535,200 USD 52.50 05/19/23 110,328
Schlumberger NV Pershing LLC 730 USD 3,584,300 USD 60.00 08/18/23 109,091
Schlumberger NV Pershing LLC 730 USD 3,584,300 USD 55.00 11/17/23 301,328
Shell plc, ADR Pershing LLC 890 USD 5,121,060 USD 58.00 07/21/23 298,169
Shell plc, ADR Pershing LLC 925 USD 5,322,450 USD 60.00 10/20/23 333,248
Shell plc, ADR Pershing LLC 500 USD 2,877,000 USD 62.50 01/19/24 177,739
SSR Mining Inc. Pershing LLC 1,500 USD 2,268,000 USD 17.00 04/21/23 14,628
SSR Mining Inc. Pershing LLC 1,275 USD 1,927,800 USD 17.00 05/19/23 51,342
SSR Mining Inc. Pershing LLC 1,805 USD 2,729,160 USD 20.00 05/19/23 15,624
SSR Mining Inc. Pershing LLC 1,900 USD 2,872,800 USD 18.00 06/16/23 66,970
Suncor Energy Inc. Pershing LLC 475 USD 1,474,875 USD 37.00 06/16/23 12,825
Suncor Energy Inc. Pershing LLC 495 USD 1,536,975 USD 40.00 08/18/23 16,426
The Williams Companies Inc. Pershing LLC 500 USD 1,493,000 USD 35.00 04/21/23 72
The Williams Companies Inc. Pershing LLC 635 USD 1,896,110 USD 35.00 05/19/23 2,619
TotalEnergies SE, ADR Pershing LLC 400 USD 2,362,000 USD 58.00 04/21/23 87,635
TotalEnergies SE, ADR Pershing LLC 893 USD 5,273,165 USD 60.00 05/19/23 190,282
TotalEnergies SE, ADR Pershing LLC 610 USD 3,602,050 USD 60.00 06/16/23 174,836
Valero Energy Corp. Pershing LLC 135 USD 1,884,600 USD 132.50 06/16/23 187,191
Valero Energy Corp. Pershing LLC 220 USD 3,071,200 USD 132.50 09/15/23 403,923
Valero Energy Corp. Pershing LLC 240 USD 3,350,400 USD 135.00 11/17/23 461,659
Wheaton Precious Metals Corp. Pershing LLC 765 USD 3,684,240 USD 43.00 06/16/23 499,298
Wheaton Precious Metals Corp. Pershing LLC 535 USD 2,576,560 USD 50.00 06/16/23 129,945
Wheaton Precious Metals Corp. Pershing LLC 1,860 USD 8,957,760 USD 41.00 09/15/23 1,732,046
Wheaton Precious Metals Corp. Pershing LLC 760 USD 3,660,160 USD 52.50 11/17/23 310,046
Yamana Gold Inc. Pershing LLC 5,425 USD 3,173,625 USD 5.50 04/21/23 248,089
TOTAL OTC CALL OPTIONS WRITTEN $ 22,949,141
OTC Put Options Written — (0.0)%
NextEra Energy Partners LP Pershing LLC 180 USD 1,093,500 USD 67.50 05/31/23 $ 151,078
VanEck Agribusiness ETF Pershing LLC 300 USD 2,605,800 USD 87.00 06/16/23 91,991
TOTAL OTC PUT OPTIONS WRITTEN $ 243,069
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.6)%
Alamos Gold Inc., Cl. A 4,300 USD 5,258,900 USD 12.50 01/19/24 $ 778,300
ConocoPhillips 330 USD 3,273,930 USD 130.00 08/18/23 33,000
Dundee Precious Metals Inc. 2,125 CAD 2,095,250 CAD 8.50 06/16/23 251,572
Dundee Precious Metals Inc. 2,125 CAD 2,095,250 CAD 8.50 08/18/23 279,088
Eldorado Gold Corp. 2,590 USD 2,683,240 USD 11.00 05/19/23 129,500
Eldorado Gold Corp. 2,725 USD 2,823,100 USD 11.00 07/21/23 226,175
Endeavour Mining plc 3,030 CAD 9,868,710 CAD 33.00 05/19/23 274,639
Endeavour Mining plc 2,400 CAD 7,816,800 CAD 36.00 09/15/23 229,079
Endeavour Mining plc 2,700 CAD 8,793,900 CAD 34.00 12/15/23 562,375
Franco-Nevada Corp. 593 USD 8,645,940 USD 160.00 07/21/23 323,185
Franco-Nevada Corp. 648 USD 9,447,840 USD 165.00 10/20/23 505,440
K92 Mining Inc. 3,840 CAD 2,949,120 CAD 9.00 09/15/23 133,540
Lundin Gold Inc. 2,940 CAD 4,639,320 CAD 15.50 05/19/23 222,974

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Lundin Gold Inc. 1,250 CAD 1,972,500 CAD 16.00 07/21/23 $ 117,925
Occidental Petroleum Corp. 260 USD 1,623,180 USD 75.00 04/21/23 1,040
Occidental Petroleum Corp. 237 USD 1,479,591 USD 72.50 06/16/23 26,781
Occidental Petroleum Corp. 250 USD 1,560,750 USD 72.50 08/18/23 58,250
Osisko Gold Royalties Ltd. 1,900 USD 3,005,800 USD 15.00 07/21/23 332,500
Osisko Mining Inc. 4,000 CAD 1,720,000 CAD 5.00 09/15/23 91,750
Victoria Gold Corp. 2,476 CAD 2,218,496 CAD 14.00 07/21/23 25,649
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 4,602,762
Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF 782 USD 6,477,306 USD 76.00 05/19/23 $ 86,802
Energy Select Sector SPDR ETF 800 USD 6,626,400 USD 72.00 06/16/23 85,200
Energy Select Sector SPDR ETF 860 USD 7,123,380 USD 70.00 10/20/23 213,280
NextEra Energy Partners LP 125 USD 759,375 USD 65.00 04/21/23 64,500
NextEra Energy Partners LP 180 USD 1,093,500 USD 65.00 07/21/23 125,100
SPDR S&P 500 ETF Trust 65 USD 2,661,035 USD 385.00 04/21/23 6,955
SPDR S&P 500 ETF Trust 240 USD 9,825,360 USD 372.00 05/19/23 48,240
SPDR S&P 500 ETF Trust 200 USD 8,187,800 USD 375.00 06/16/23 85,400
SPDR S&P 500 ETF Trust 100 USD 4,093,900 USD 280.00 07/21/23 7,900
Utilities Select Sector SPDR Fund 1,280 USD 8,664,320 USD 60.00 04/21/23 7,680
Utilities Select Sector SPDR Fund 700 USD 4,738,300 USD 64.00 06/16/23 65,450
Utilities Select Sector SPDR Fund 300 USD 2,030,700 USD 65.00 06/16/23 41,100
Utilities Select Sector SPDR Fund 1,200 USD 8,122,800 USD 63.00 08/18/23 189,600
VanEck Agribusiness ETF 412 USD 3,578,632 USD 83.00 04/21/23 16,480
VanEck Agribusiness ETF 412 USD 3,578,632 USD 83.00 05/19/23 116,390
VanEck Agribusiness ETF 230 USD 1,997,780 USD 82.00 08/18/23 45,425
VanEck Gold Miners ETF 2,250 USD 7,278,750 USD 28.00 04/21/23 15,750
VanEck Gold Miners ETF 2,250 USD 7,278,750 USD 28.00 05/19/23 69,750
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 1,291,002
TOTAL OPTIONS WRITTEN $ 29,085,974